New standards	9 Months Ended
Sep. 30, 2023
New standards
New standards

5.New standards

5.1New standards adopted by the Group, effective as of January 1, 2023

The IASB issued amendments to the following standards, with an effective date on January 1, 2023, or later periods:

●	Amendment to IAS 1 - Classifications of liabilities as current or non-current, modifies the requirement to classify a liability as current, by establishing that a liability is classified as current when it does not have the right at the end of the reporting period to defer the liquidation of the liability during, at least, the twelve months following the date of the reporting period. This amendment is effective since January 1, 2023. In addition, on October 31, 2022, IASB issued an amendment on non-current liabilities with agreed conditions and modified the effective date to January 1, 2024.
●	Modifications to IFRS 1: The amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported in the parent’s consolidated financial statements, based on the parent’s date of transition to IFRS, if no adjustments were made for consolidation procedures and for the effects of the business combination in which the parent acquired the subsidiary. This amendment is also applied to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1.
●	IFRS 3 - Business combinations: in which they update a reference from the standard to the Conceptual Framework. The amendments are intended to replace the reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, by the reference to the Conceptual Framework for Financial Information, issued in March 2018, without significantly changing its requirements. The amendments add an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately.

At the same time, the amendments add a new paragraph to IFRS 3 to clarify that contingent assets are not affected by the replace of Framework in the presentation of Financial Statements.

●	Modifications to IFRS 9, IAS 39, and IFRS 7: Reform of reference interest rates. The amendments provide several exemptions that apply to all hedging relationships that are directly affected by the interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of the cash flows based on benchmarks of the hedged item or hedging instrument.
●	IAS 12 Amendment: The IASB issued the amendment in May 2023, which provides to the companies a temporary exemption from accounting of deferred taxes arising from the international tax reform of the Organization for Economic Co-operation and Development (OECD), which published the rules to ensure that large multinational companies would be subject to a minimum tax rate of 15%. This amendment is in process of analyzing its impacts within the Company.
●	Amendments to IAS 1 – Presentation of financial statements. Companies must disclose material information about their accounting policies and apply the concept of materiality to accounting policy disclosures. The amendments clarify the following points:
-	The word “significant” is changed to “material or relative importance”.
-	The accounting policies that must be disclosed in the notes to the financial statements are clarified, “an entity will disclose information about its material or relative importance accounting policies.”
-	It is clarified when an accounting policy is considered material or relatively important.
-	Adds the following paragraph: “Information on accounting policies that focuses on how an entity has applied the requirements of IFRS to its own circumstances provides specific information about the entity that is more useful to users of financial statements than standardized information or information that only doubles or summarizes the requirements of IFRS standards”.
●	Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. They clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendment was published by the IASB in February 2021 and clearly defines an accounting estimate to distinguish it from an accounting policy: “Accounting estimates are monetary amounts, in financial statements, that are subject to measurement uncertainty”.

It mentions “an accounting policy could require that elements of the financial statements be measured in a way that entails measurement uncertainty—that is, the accounting policy could require that these elements be measured by monetary amounts that cannot be directly observed and they must be estimated. In this case, an entity develops an accounting estimate to achieve the objective established by the accounting policy.

●	Amendments to IAS 12 Deferred taxes related to assets and liabilities that are recognized in a single transaction. The purpose of the amendments is to reduce diversity in the reporting of deferred taxes on leases and decommissioning obligations.

The amendment allows the recognition of a deferred tax liability or asset that has arisen in a transaction that is not a business combination, in the initial recognition of an asset or liability that, at the time of the transaction, does not give rise to taxable temporary differences and deductibles in the same amount.

●	Amendment IAS 7 - Cash Flow Statement and IFRS 7 - Financial instruments: Disclosures. The IASB issued the amendment on disclosure requirements to improve the transparency of suppliers financing arrangements and their effects on a company’s liabilities, cash flows and liquidity risk exposure. The Amendment applies to annual periods beginning on January 1, 2024.
●	Amendment IAS 21 - Effects of Variations in Foreign Currency Exchange Rates. The Amendment establishes criteria that allows assessing whether a currency is interchangeable and knowing when it is not. Thus, it will be possible to determine the exchange rate to be used and the disclosures to be provided. The Amendment applies to annual periods beginning on January 1, 2025.

5.2New standards issued but not yet adopted.

IFRS 17 - Insurance Contracts, provides a new general model for accounting for contracts by combining a measurement of the current balance of insurance contracts with the recognition of earnings during the period in which the services are rendered. The standard’s general model requires that insurance contract liabilities be measured using current weighted probability estimates of future cash flows, a risk adjustment, and a contractual service margin that represents the expected gain from fulfilling the contracts. The effects of changes in the estimates of future cash flows and the risk adjustment related to future services are recognized during the period in which the services are rendered and not immediately in profit loss statement.

IFRS 17 replaces IFRS 4 - Insurance Contracts and will be effective for the subsidiaries Black Gold Re and Linear Systems Re Ltd for the financial reporting period beginning January 1, 2023. The assessment of the impact of IFRS 17 is in an implementation phase and a significant effect on the Group’s consolidated financial statements is not expected given that most of the insurance contracts are short-term and would be managed by the PPA methodology - Simplified allocation of premiums.

5.3New standards issued by the ISSB that with effect in future periods.

The International Sustainability Standards Committee, in September 2023 issued the first international sustainability and climate standards: IFRS S1 General Requirements for the Information to be Disclosed on Sustainability related to Financial Information and IFRS S2 Weather-related Disclosures. The purpose of these standards is for entities to disclose information about their risks and opportunities related to sustainability and climate that is useful to the primary users of financial information for decision-making. An entity will apply these standards for reports for annual periods beginning on or after January 1, 2024. The Ecopetrol Business Group is currently assessing the corresponding regulations and the methodology for their implementation.

Ecopetrol Business Group is constantly monitoring changes in local accounting regulations to assess the possible impacts that the new standards issued by the international organization may generate in their adoption in Colombia.